Significant Accounting Policies - Net loss per share (Details) - shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units	13,510,415	15,251,922	128,547
Total	13,510,415	15,251,922	128,547
Convertible preferred shares
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units	13,510,415		125,000
Total	13,510,415		125,000
Warrants
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units		12,809,996
Total		12,809,996
Options
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units		1,941,933	3,547
Total		1,941,933	3,547
Restricted share units
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units		499,993
Total		499,993